1933 Act No. 333-37227
                                                       1940 Act No. 811-08405


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 19                                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 20                                                       [X]


                  EVERGREEN  SELECT  MONEY  MARKET  TRUST
             (Exact Name of Registrant as Specified in Charter)


             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200

                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801

                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[X] immediately  upon filing  pursuant to paragraph (b)
[ ] on October 25, 2001 pursuant to paragraph (b)
[ ] 60 days after  filing  pursuant to  paragraph (a)(1)
[ ] on [date] pursuant to  paragraph (a)(1)
[ ] 75 days after  filing  pursuant to  paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                   CONTENTS OF

                         POST-EFFECTIVE AMENDMENT NO. 19
                                       to

                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 19 to Registrant's Registration Statement No. 333-37227/811-08405 consists of the following pages, items of information and documents:

                                The Facing Sheet

                                     PART A

                                     ------

                   Prospectus for SNAP Fund is contained herein.

     Prospectuses for Administrative, Institutional, Institutional Service,
        Investor, Participant, Reserve and Resource shares of Evergreen Institutional Money Market Fund, Evergreen Institutional Municipal
     Money Market Fund, Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen
      Institutional 100% Treasury Money Market Fund (Institutional and
          Institutional Services shares only) are contained herein.
     Prospectus for USAA Asset Management Account including Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
   Money Market Fund (Institutional Service shares only) is contained herein.
     Prospectuses for USAA Investment Management Company for Evergreen Institutional Money Market Fund and Evergreen Institutional Municipal
    Money Market Fund (Participant shares only) are contained in Post-Effective Amendment No. 18 to Registration Statement Nos. 333-37227/811-08405 filed on June 28, 2001 and are incorporated by reference herein.

            Prospectuses for Administrative, Institutional, Institutional Service, Investor, Participant, Reserve and Resource shares of Evergreen
          Cash Management Treasury Money Market Fund are contained in Post-Effective Amendment No. 17 to Registration Statement Nos.
     333-37227/811-08405 filed on May 14, 2001 and are incorporated by reference herein.

      Prospectus for Administrative, Institutional, Institutional Service,
        Investor, Participant, Reserve and Resource shares of Evergreen Cash Management Money Market Fund is contained in Post-Effective
        Amendment No. 14 to Registration Statement Nos. 333-37227/811-08405 filed on March 19, 2001 and is incorporated by reference herein.

     Prospectuses for Administrative, Institutional, Institutional Service,
        Investor, Participant and Reserve shares of Evergreen Cash Management Money Market Fund, Evergreen Cash Management Municipal
    Money Market Fund and Evergreen Cash Management U.S. Government Money
           Market Fund is contained in Post-Effective Amendment No. 13 to Registration Statement Nos. 333-37227/811-08405 filed on November
               15, 2000 and is incorporated by reference herein.

                                     PART B

                                     ------

     Statement of Additional Information for SNAP Fund is contained herein.

     Statement of Additional Information for Evergreen Institutional Money
       Market Fund, Evergreen Institutional Municipal Money Market Fund,
        Evergreen Institutional Treasury Money Market Fund, Evergreen Institutional U.S. Government Money Market Fund and Evergreen
      Institutional 100% Treasury Money Market Fund is contained in Post-Effective Amendment No. 18 to Registration Statement Nos.
          333-37227/811-08405 filed on June 28, 2001 and is incorporated by reference herein.

     Statement of Additional Information for Evergreen Cash  Management
          Treasury Money Market Fund is contained in Post-Effective
      Amendment No. 17 to Registration Statement Nos. 333-37227/811-08405
        filed on May 14, 2001 and is incorporated by reference herein.

          Statement of Additional Information for Evergreen Cash Management Money Market Fund is contained in Post-Effective Amendment No. 14 to
     Registration Statement Nos. 333-37227/811-08405 filed on March 19, 2001 and is incorporated by reference herein.

     Statement of Additional Information for Evergreen Cash Management Money Market Fund, Evergreen Cash Management Municipal Money Market Fund and Evergreen
    Cash Management U.S. Government Money Market Fund is contained in
       Post-Effective Amendment No. 13 to Registration Statement Nos.
        333-37227/811-08405 filed on November 15, 2000 and is
                       incorporated by reference herein.


                                     PART C

                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                              Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART A

                                   PROSPECTUS

PROSPECTUS                                                      November 1, 2001






                                   SNAPsm FUND

                            Evergreen Family of Funds

This Prospectus contains information you should know before you invest. Please read it carefully and keep it with your investment records. The SNAPsm Fund is a money market fund.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any statement to the contrary is a criminal offense.

                                    Contents

Fund Summary .................................................................3
        I.    Objective, Principal Investment Strategies, and Principal Risks.3
                   Objective..................................................3
                   Principal Investment Strategies............................3
                   Principal Risks............................................3
        II.   Performance Information, Fees, and Expenses.....................4
                   Performance Information....................................4
                   Fees and Expenses..........................................5
        III.  Other Investment Strategies and Risks...........................5
General Information...........................................................7
        Investment Advisor....................................................7
How to Participate in the Fund................................................7
        Pricing of Fund Shares................................................7
        Purchasing Shares.....................................................7
        Redeeming Shares......................................................8
        Redemptions by Check..................................................8
Fund Distributions and Taxes..................................................9
        Distributions.........................................................9
        Taxes.................................................................9
Financial Highlights.........................................................10
Custodian and Transfer and Dividend Agent....................................10

                                 FUND SUMMARY

I.   Objective, Principal Investment Strategies, and Principal Risks.

     Objective. SNAPsm Fund (the "Fund") seeks as high a rate of current income as Evergreen Investment Management Company, LLC (EIMC), the Fund's investment advisor, believes is consistent with preservation of capital and maintenance of liquidity.

     Principal Investment Strategies. The Fund attempts to maximize yields, consistent with its investment objective, by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund may also invest to take advantage of what EIMC believes to be temporary disparities in yields either in those segments of the securities markets in which the Fund invests or among particular instruments within those segments.

     The Fund is a money market fund and follows investment and valuation policies designed to maintain a stable net asset value of $1.00 per share, although there is no assurance that these policies will be successful. The Fund will maintain a dollar-weighted average maturity of 90 days or less and will not invest in securities with remaining maturities of greater than 397 days.

     In order to meet its investment objective, the Fund will invest in a portfolio of high-quality, short-term instruments consisting of any or all of the following: U.S. government securities; high-quality debt instruments of the Commonwealth of Virginia, and obligations of any county, city, town, district, authority, or other public body of the Commonwealth of Virginia; high-quality obligations of any other state or of any county, city, town or district located in any other state; and repurchase agreements with respect to U.S. government securities. The Fund's portfolio will also consist of any or all of the following, which may include variable or floating rate securities: bankers' acceptances issued by a bank organized in the U.S. or a foreign bank with an agency domiciled in the U.S.; certificates of deposit and interest bearing time deposits of U.S. banks or U.S. branches of foreign banks; prime commercial paper consisting of high-quality, short-term obligations issued by banks, corporations, and other issuers organized under U.S. law and other high-quality, short-term obligations of corporate issuers if the issuer in each case has outstanding short-term debt obligations rated within the highest rating category by Moody's Investors Service, Inc. (Moody's) and Standard & Poor's Ratings Services (S&P) or any other nationally recognized statistical rating organization (NRSRO).

     Principal Risks. While money market funds are designed to be relatively low risk investments, they are not entirely free of risk. The main risks that could adversely affect the value of the Fund's shares and the total return on your investment include:

o Interest Rate Risk. The value of bonds and other debt instruments generally rise and fall in response to changes in interest rates. The value of the Fund's investments in such securities can be expected to vary inversely to the changes in prevailing interest rates. Thus, as market interest rates rise, there is a risk that the value of the Fund's investments in debt instruments may fall. Interest rate risk is generally lower for investments with short maturities, and the short-term nature of money market investments is designed to reduce interest rate risk.

o Credit Risk. The values of many of the Fund's investments, including debt instruments and repurchase agreements, may depend in part on the credit quality of issuers and counterparties. While the Fund invests only in high-quality debt instruments and transacts with parties which EIMC believes to be of high creditworthiness, there is always a risk that issuers and counterparties may be unable or unwilling to honor their obligations to the Fund.

o Concentration Risk. The Fund's investments in securities of issuers located in Virginia are subject to the risk that regional economic and other factors could cause a general decline in the values of such securities.

o    Variable  or  Floating-Rate   Securities   Investment  Risk.   Variable  or
     floating-rate securities bear interest at rates subject to periodic adjustment or provide for periodic recovery of principal on demand. The value of the Fund's investment in certain of these securities may depend on the Fund's right to demand that a specified bank, broker-dealer, or other financial institution either purchase such securities from the Fund at par or make payment on short notice to the Fund of unpaid principal and/or interest on the securities. These securities are subject to the risk that the financial institution in question may be unable or unwilling to make timely payments, or otherwise to honor its obligations.

     An investment in the Fund is not a deposit in a bank and is not insured, endorsed or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund is not guaranteed to achieve its investment goal.

II.  Performance Information, Fees, and Expenses.

     Performance Information. The following information provides some indication of the Fund's risks. The bar chart shows changes in the Fund's performance in each calendar year since the Fund's inception on 7/24/1995. The Fund's past performance is not an indication of future performance.

                           CALENDAR YEAR TOTAL RETURNS

[BAR CHART APPEARS HERE]

1996                1997              1998             1999              2000
5.47%               5.61%             5.62%            5.28%             6.50%

     The year-to-date return through 9/30/2001 is +3.59%. During the periods shown in the bar chart, the highest return for a quarter was +1.66% (quarter ending 12/31/2000), and the lowest return for a quarter was +1.22% (quarter ending 6/30/1999).

                          AVERAGE ANNUAL TOTAL RETURNS
                     (for periods ending December 31, 2000)

                                                                 Since Inception
                         Past One Year      Past Five Years        (7/24/1995)
SNAPsm Fund                  6.50%               5.69%                5.71%

     Fees And Expenses. The information in the expense table below is designed to give you an idea of what you should expect to pay in expenses as an investor in the Fund. Shares of the Fund are currently being offered only to investors through the Commonwealth of Virginia State Non-Arbitrage Program (the "SNAPSM Program"). Only expenses incurred by the Fund are reflected in the "Annual Fund Operating Expenses" table and "Example" below; other expenses incurred by the SNAPsm Program, or by participants in the SNAPsm Program, are not reflected.

Shareholder Fees (fees paid directly from your investment)

         None

Annual Fund Operating Expenses (expenses deducted from Fund assets as a percentage of average net assets)

Management Fee................................................         0.07%
Other Expenses................................................         0.03%
Total Fund Operating Expenses.................................         0.10%

     The "Example" below translates the "Total Fund Operating Expenses" shown in the preceding table into dollar amounts. This allows you to more easily compare the costs of investing in the Fund with those of other mutual funds. The example assumes that you invested $10,000 in the Fund for the time periods indicated, reinvested all dividends and distributions, and earned a hypothetical 5% annual return.

     Investors should keep in mind that the examples are for comparison purposes only. The Fund's actual performance and expenses may be higher or lower. Expenses are based on the Fund's last fiscal year.

Example

         Year

         1    ................................................         $10
         3    ................................................         $32
         5    ................................................         $57
         10  .................................................         $128

III. Other Investment Strategies And Risks.

     This section provides greater detail with regard to the Fund's principal investment strategies and risks that are summarized in section I. As a matter of policy, the Trustees will not change the Fund's investment objective without shareholder approval.

     The Fund will invest only in high-quality money market instruments and other U.S. dollar-denominated instruments of issuers that EIMC believes present minimal credit risk. With regard to certificates of deposit and time deposits, this means that the Fund will only invest where the issuer has outstanding short-term debt obligations rated not lower than P-1 by Moody's or A-1 by S&P. The Fund will only invest in commercial paper or other short-term obligations with a similar rating and will only invest in other obligations rated AAA or AA by S&P and Aaa or Aa by Moody's. All ratings will be evaluated at the time of the investment by the Fund.

     The Fund will not purchase securities of any issuer (other than U.S. government securities) if, immediately thereafter, more than 5% of the Fund's total assets would be invested in securities of that issuer (or 1% of the Fund's total assets, or $1 million, whichever is greater, if the securities of such issuer owned by the Fund are not rated in the highest rating category by a NRSRO), nor will the Fund make an investment in commercial paper if, immediately thereafter, more than 35% of its total assets would be invested in commercial paper. All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

     The Fund will not lend money, other than by investment in the instruments described above and through entry into repurchase agreements, nor will it borrow money or pledge, hypothecate, or mortgage its assets. The Fund will not invest in securities of an issuer if any employee of the Fund or EIMC (or, to the knowledge of the Fund or EIMC, any affiliated person of the Fund or EIMC) is an officer or director of that issuer or holds 10% of the outstanding voting securities of that issuer, unless the investment is approved or ratified by the Trustees.

     The Fund's investment strategies may involve the risks previously described under "Fund Summary." In addition, the Fund may be subject to the following risk:

o Repurchase Agreement Investment Risk. Although the Fund will enter into repurchase agreements with respect to U.S. government securities only with commercial banks having assets of more than $1 billion and with "primary dealers" in U.S. government securities, the value of such investments may be diminished in the case of the default, insolvency, or bankruptcy of the Fund's counterparty to the agreement. EIMC will monitor repurchase agreement transactions to ensure that they will be fully collateralized at all times. Nevertheless, the Fund bears a risk of loss if its counterparty defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the collateral. If the Fund's counterparty should become involved in bankruptcy or insolvency proceedings, it is possible that the Fund may be treated as an unsecured creditor and be required to return the underlying collateral to the counterparty's estate.

                               GENERAL INFORMATION

     Investment Advisor. The Trustees of Evergreen Select Money Market Trust, a Delaware business trust of which the Fund is a series, are responsible for generally overseeing the conduct of the Fund's business. The Trustees have hired EIMC, located at 200 Berkeley Street, Boston, MA 02116-5034, to act as investment advisor to the Fund. EIMC is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States. EIMC has over $91.5 billion in assets under management for 104 of the Evergreen Funds as of 9/30/2001.

     Until May 11, 2001, Evergreen Investment Management served as investment advisor to the Fund. On that date, EIMC became the investment advisor to the Fund.

     Subject to the general oversight of the Trustees, EIMC manages the Fund's portfolio in accordance with the stated policies of the Fund, makes investment decisions for the Fund, and places the purchase and sale orders for the Fund's portfolio transactions. A team of investment professionals manages the Fund for EIMC. For the fiscal year ended June 30, 2001, the Fund paid its investment advisor an aggregate fee, accrued daily and paid monthly, of 0.07% of the Fund's average net assets.

                         HOW TO PARTICIPATE IN THE FUND

     Pricing of Fund Shares. The Fund offers its shares continuously at a price of $1.00 per share. Shares of the Fund are sold at the net asset value next determined after a purchase order is received in good order by the Fund from the SNAPsm Program. The Fund determines its net asset value twice each day the New York Stock Exchange (the "Exchange") is open, at 12:00 noon and as of the close of the Exchange. The Fund's investments are valued at amortized cost. The Fund will not normally have unrealized gains or losses so long as it values its investments by the amortized cost method.

     Purchasing Shares. Shares of the Fund are currently being offered only to participants in the SNAPsm Program. Participants in the SNAPsm Program wishing to purchase shares of the Fund should consult the Information Statement of the SNAPsm Program (the "Information Statement"), as it may be amended from time to time, or should contact the SNAPsm Program directly, for information as to the procedures they should follow in order to purchase shares of the Fund through the SNAPsm Program.

     All Fund shares owned beneficially by participants in the SNAPsm Program are owned of record by the Treasury Board, an agency of the Commonwealth of Virginia, for the benefit of participants. Because the Treasury Board will be the record owner of all shares of the Fund owned beneficially by SNAPsm Program participants, a Program participant should follow the procedures described in the Information Statement to ensure that all instructions as to any investment by it in the Fund - including instructions as to the purchase or sale of shares of the Fund - are carried out on a timely basis by the SNAPsm Program.

     In the interest of economy and convenience, the Fund will not issue certificates for its shares except at the shareholder's request.

     Because the Fund seeks to be fully invested at all times, investments must be in Same Day Funds to be accepted. "Same Day Funds" are funds credited by the applicable regional Federal Reserve Bank to the account of the Fund at Wachovia

Bank. A participant in the SNAPsm Program wishing to invest in the Fund must ensure that Wachovia Bank, as Depository for the SNAPsm Program, receives Same Day Funds at or prior to the time the participant wishes to invest in the Fund.

     Redeeming Shares. Shares of the Fund may be redeemed on any day when the Exchange is open. Redemptions will be effected at the net asset value per share of the Fund next determined after receipt of the redemption request in good order. Shares redeemed at the Fund's 12:00 noon price do not earn the income dividend declared on the day of redemption. Participants should consult the Information Statement or contact the SNAPsm Program directly to ensure that all necessary steps are taken to effect the timely redemption of their shares. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities laws.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trustees determine it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities.

     The Fund reserves the right not to transmit redemption proceeds to the shareholder for up to 15 days after an initial purchase date.

     Redemptions by Check. SNAPsm Program participants may elect to have a special checking account with Wachovia Bank. Checks may be drawn on the account for any amount. Upon receipt of a completed signature card, Wachovia Bank will provide the participant with a supply of checks which can be drawn on the account. Additional supplies of checks are available, upon request. When a check is presented to Wachovia Bank, a number of shares in the Fund owned beneficially by the check writer will be redeemed in order to pay the full amount of the check.

     Redemption by check is not appropriate for a complete liquidation of an account. If the amount of a redemption check is greater than the value of the shares owned beneficially by the check writer, the check will be returned to the depositor due to an insufficient account balance. The check writing privilege may be suspended at any time.

                          FUND DISTRIBUTIONS AND TAXES

     Distributions. The Fund declares all of its net interest income as a distribution on each day the Exchange is open for business, as a dividend to shareholders of record immediately prior to the close of regular trading on the Exchange. Shareholders who purchase shares of the Fund prior to 12:00 noon on any day will receive the dividend declared by the Fund for that day; shareholders who purchase shares after 12:00 noon will begin earning dividends on the day after the Fund accepts their order. The Fund's net income for Saturdays, Sundays, and holidays is declared as a dividend on the preceding business day.

     Dividends for any month will be paid on the last day of that month (or, if that day is not a business day, on the preceding business day), except that the Fund's schedule for payment of dividends during the month of December may be adjusted to assist in the Fund's tax reporting and distribution requirements. All distributions will be reinvested automatically in Fund shares as of the payment date, unless the shareholder instructs the Fund to pay out distributions to it in cash. To change your distribution arrangements, call 1-800-570-SNAP. Since the net income of the Fund is declared as dividend income each time it is determined, the net asset value per share of the Fund normally remains at $1 per share immediately after each determination and dividend declaration.

     Taxes. The Fund intends to qualify as a "regulated investment company" for federal income tax purposes to be relieved of federal taxes on income and gains it distributes to shareholders. The Fund will distribute substantially all of its net investment income and capital gain net income on a current basis. Distributions from the Fund will be taxable to a shareholder whether received in cash or additional shares. Such distributions that are designated as capital gains distributions will be taxable as such, regardless of how long Fund shares are held, while other taxable distributions will be taxed as ordinary income. Loss on the sale of Fund shares held for less than six months will be treated as a long-term capital loss to the extent of any capital gain distribution received with respect to such shares. Early in each year, the Fund will notify shareholders of the amount and tax status of distributions paid to the shareholders by the Fund for the preceding year.

     The Fund will not be responsible for determining whether income or gains from any investment by the Fund will be excludable from the income of participants in the SNAPsm Program for tax purposes, or will otherwise be subject to or exempt from taxation under federal or state law or be subject to rebate by participants under federal law.

     The foregoing is a summary of certain federal income tax consequences of investing in the Fund. Shareholders should consult with their tax advisers for more information concerning the federal, state, and local tax consequences of investing in, redeeming, or exchanging Fund shares.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past five fiscal years or periods. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The financial highlights have been audited by KPMG LLP, whose report along with the Fund's financial statements are included in the Fund's annual report, which is available upon request.

                                                             Year Ended June 30,

                                                   2001            2000             1999             1998               1997
Net asset value, beginning of period              $1.00           $1.00            $1.00            $1.00              $1.00
Income from investment operations
     Net investment income                        0.06*           0.06*            0.05*            0.06*              0.05*
Less distributions to shareholders
     From net investment income                 (0.06)*         (0.06)*          (0.05)*          (0.06)*            (0.05)*
                                                -------         -------          -------          -------            -------
Net asset value, end of period                    $1.00           $1.00            $1.00            $1.00              $1.00
                                                  -----           -----            -----            -----              -----
Total Return                                      6.05%           5.86%            5.30%            5.71%              5.51%
Ratios and Supplemental Data
Net assets, end of period
     (thousands)                             $1,569,792      $1,259,299       $1,265,137       $1,083,364         $1,045,583
Ratios to average net assets
     Expenses                                     0.10%           0.11%            0.11%            0.11%              0.11%
     Net investment income                        5.85%           5.73%            5.17%            5.56%              5.38%

* Includes net realized capital gains (losses) which were less than $0.005 per share.

                    CUSTODIAN AND TRANSFER AND DIVIDEND AGENT

     State Street Bank and Trust Company serves as the Fund's custodian and transfer and dividend agent. The address of State Street Bank and Trust Company is 225 Franklin Street, Boston, Massachusetts 02110.

                       (This page left intentionally blank.)

     The Fund's Statement of Additional Information (SAI) and Annual and Semi-annual Reports to shareholders include additional information about the Fund. The SAI and the financial statements included in the Fund's most recent Annual Report to shareholders are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The Fund's Annual Report discusses the market conditions and investment strategies that significantly affected its performance during its last fiscal year. You may obtain free copies of these materials, request other information about the Fund, or make shareholder inquiries by calling 1-800-570-SNAP.

     You may review and copy information about the Fund, including its SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the Public Reference Room. You may also access reports and other information about the Fund on the Commission's Internet website at http://www.sec.gov. You may obtain copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Fund's file number under the Investment Company Act, which is 811-08405.

                                   SNAPsm Fund
                                  P.O. Box 1357
                               Richmond, Virginia
                                   23286-1357
                                 (800) 570-SNAP

       --------------------------------------------------------------
             SECURITIES: NOT FDIC INSURED/NOT BANK-GUARANTEED
                               MAY LOSE VALUE
       --------------------------------------------------------------

(SEC File No. 811-08405)

SNAPsm Fund
Evergreen Family of Funds

----------
Prospectus
----------
November 1, 2001

[Evergreen Funds Logo]

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                                   SNAPsm FUND

                                    Form N-1A

                                     Part B

                       Statement Of Additional Information

                                November 1, 2001

     SNAPsm Fund (the "Fund") is a series of shares of beneficial interest of Evergreen Select Money Market Trust (the "Trust"). This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the prospectus of the Fund dated November 1, 2001. A copy of the prospectus can be obtained by calling 1-800-570-SNAP. You may obtain the prospectus and this SAI without charge by downloading it off the SNAPsm Fund website at www.vasnap.com.

     Certain disclosure has been incorporated by reference from the Fund's Annual Report, a free copy of which can be obtained by calling 1-800-570-SNAP.

                                TABLE OF CONTENTS

CAPTION                                                                     PAGE
-------                                                                     ----
General ...................................................................... 2
Investment Restrictions ...................................................... 2
Management of the Trust ...................................................... 3
Principal Holders of Securities .............................................. 7
Investment Advisory and Other Services ....................................... 7
Brokerage .................................................................... 8
Determination of Net Asset Value ............................................. 9
Tax Status ...................................................................10
Independent Auditors .........................................................11
Custodian ....................................................................11
Fund Accounting Agent ........................................................11
Performance Information ......................................................12
Shareholder Liability ........................................................12
Ratings ......................................................................13
Financial Statements .........................................................13

                                     GENERAL

     The Trust is an open-end investment management company organized as a Delaware business trust on September 18, 1997. The Fund is a diversified money-market fund.

     The Trust has an unlimited number of authorized shares of beneficial interest. Shares of the Trust may, without shareholder approval, be divided into two or more series of shares representing separate investment portfolios. Any such series of shares may be further divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. The Trust's shares are currently divided into nine series, one representing the Fund, the others representing other funds with varying investment objectives and policies. Each share has one vote, with fractional shares voting proportionally. Shares of each class will vote together as a single class except when required by law or determined by the Trustees. Shares of the Fund are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Fund were liquidated, would receive the net assets of the Fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

                             INVESTMENT RESTRICTIONS

     The Fund has adopted the fundamental investment restrictions set forth below which may not be changed without the vote of a majority of the Fund's outstanding shares. The Fund may not:

1. Purchase any security (other than U.S. government securities) if as a result: (i) as to 75% of the Fund's total assets, more than 5% of the Fund's total assets (taken at current value) would then be invested in securities of a single issuer, or (ii) more than 25% of the Fund's total assets would be invested in a single industry, except that the Fund may invest up to 100% of its assets in securities of issuers in the banking industry.

2.   Acquire more than 10% of the voting securities of any issuer.

3. Act as underwriter of securities of other issuers except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under certain federal securities laws.

4. Issue any class of securities which is senior to the Fund's shares of beneficial interest.

5. Purchase or sell securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of transactions). (Margin payments in connection with transactions in futures contracts, options, and other financial instruments are not considered to constitute the purchase of securities on margin for this purpose.)

6. Purchase or sell real estate or interests in real estate, including real estate mortgage loans, although it may purchase and sell securities which are secured by real estate and securities of companies that invest or deal in real estate or real estate limited partnership interests. (For purposes of this restriction, investments by the Fund in mortgage-backed securities and other securities representing interests in mortgage pools shall not constitute the purchase or sale of real estate or interests in real estate or real estate mortgage loans.)

7. Borrow money in excess of 5% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes.

8. Pledge, hypothecate, mortgage, or otherwise encumber its assets in excess of 15% of its total assets (taken at the lower of cost or current value) and then only to secure borrowings permitted by these investment restrictions.

9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase or sell financial futures contracts, options on futures contracts, and futures contracts, forward contracts, and options with respect to foreign currencies, and may enter into swap transactions.

10. Make loans, except by purchase of debt obligations or other instruments in which the Fund may invest consistent with its investment policies or by entering into repurchase agreements.

     In addition, the Fund has adopted the non-fundamental policies set forth below which may be changed without shareholder approval:

1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities restricted as to resale, and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 10% of the Fund's net assets (taken at current value) would then be invested in securities described in (a), (b), and (c).

2. Invest in securities of other registered investment companies, except by purchases in the open market involving only customary brokerage commissions and as a result of which not more than 5% of its total assets (taken at current value) would be invested in such securities, or except as part of a merger, consolidation, or other acquisition.

     All percentage limitations on investments will apply at the time of investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for the investment restrictions listed above as fundamental or to the extent designated as such in a prospectus with respect to the Fund, the other investment policies described in this SAI or in a prospectus are not fundamental and may be changed by approval of the Trustees. As a matter of policy, the Trustees would not materially change the Fund's investment objective without shareholder approval.

     The Investment Company Act of 1940, as amended (the "1940 Act"), provides that a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, and (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

                             MANAGEMENT OF THE TRUST

     The Trust is supervised by a Board of Trustees that is responsible for representing the interest of the shareholders. The Trustees meet periodically throughout the year to oversee the Fund's activities, reviewing, among other things, the Fund's performance and its contractual arrangements with various service providers. Each Trustee is paid a fee for his or her services.

     The Trust has an Executive Committee which consists of the Chairman of the Board, Michael S. Scofield, K. Dun Gifford and Russell Salton, each of whom is an Independent Trustee. The Executive Committee recommends Trustees to fill vacancies, prepares the agenda for Board Meetings and acts on routine matters between scheduled Board meetings.

     Set forth below are the Trustees and officers of the Trust and their principal occupations and affiliations over the last five years. Unless otherwise indicated, the address for each Trustee and officer is 200 Berkeley Street, Boston, Massachusetts 02116. Each Trustee is also a Trustee of each of the other Trusts in the Evergreen Fund complex.


                                     POSITION HELD
NAME AND DATE OF BIRTH               WITH THE TRUST              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------           -------------------         -----------------------------------------------------------
Charles A. Austin III                Trustee                     Investment Counselor with Appleton Partners, Inc.
(DOB: 10/23/34)                                                  (investment advice); former Director, Executive Vice
                                                                 President and Treasurer, State Street Research & Management
                                                                 Company (investment advice); Director, The Andover
                                                                 Companies (insurance); Trustee, Arthritis

                                     POSITION HELD
NAME AND DATE OF BIRTH               WITH THE TRUST              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------           -------------------         -----------------------------------------------------------
                                                                 Foundation of New England; Director, Health Development
                                                                 Corp. (fitness-wellness centers); The Francis Ouimet
                                                                 Society; Formerly, Director, Mentor Income Fund, Inc.

K. Dun Gifford                       Trustee                     Chairman and President, Oldways Preservation and Exchange
(DOB: 10/23/38)                                                  Trust (education); Trustee, Treasurer and Chairman of the
                                                                 Finance Committee, Cambridge College; former Managing
                                                                 Partner, Roscommon Capital  Corp.; former Chairman
                                                                 of  the  Board, Director, and Executive  Vice
                                                                 President,  The London  Harness Company (leather goods
                                                                 purveyor); former Chairman, Gifford, Drescher &
                                                                 Associates (environmental consulting); Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Leroy Keith, Jr.                     Trustee                     Chairman of the Board and Chief Executive Officer, Carson
(DOB: 2/14/39)                                                   Products Company (manufacturing); Director of Phoenix Total
                                                                 Return Fund and Equifax, Inc. (worldwide information
                                                                 management); Trustee of Phoenix Series Fund, Phoenix
                                                                 Multi-Portfolio Fund, and The Phoenix Big Edge Series
                                                                 Fund; and former President, Morehouse College; Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Gerald M. McDonnell                  Trustee                     Sales and Marketing Management with SMI-STEEL - South
(DOB: 7/14/39)                                                   Carolina (steel producer); Formerly Sales and Marketing
                                                                 Management with Nucor Steel Company; Formerly, Director,
                                                                 Mentor Income Fund, Inc.

Thomas L. McVerry                    Trustee                     Former Vice President and Director of Rexham Corporation
(DOB: 8/2/39)                                                    (manufacturing); and Director of Carolina Cooperative
                                                                 Credit Union; Formerly, Director, Mentor Income Fund, Inc.

Louis W. Moelchert, Jr.              Trustee                     President, Private Advisors, LLC; Vice President for
(DOB: 12/20/41)                                                  Investments, University of Richmond; Former Chairman,
                                                                 Investment Committee, Virginia Retirement System; former
                                                                 Board  member and former Chairman of the Board of  the
                                                                 Common Fund; former Board member Common Fund Capital;
                                                                 Board member Common Fund Institutional Funds; Formerly,
                                                                 Trustee, Mentor Variable Investment Portfolios and
                                                                 Mentor Institutional Trust; Formerly, Director, Mentor
                                                                 Income Fund, Inc. and America's Utility Fund, Inc.

William Walt Pettit                  Trustee                     Partner in the law firm of Kellam & Pettit, P.A.; Formerly,
(DOB: 8/26/55)                                                   Director, Mentor Income Fund, Inc.

David M. Richardson                  Trustee                     President, Richardson, Runden & Company (new business
(DOB: 9/14/41)                                                   development/consulting company); Managing Director, Kennedy
                                                                 Information, Inc (executive recruitment information and
                                                                 research company); former Vice Chairman, DHR International,
                                                                 Inc. (executive recruitment); former Senior Vice President,
                                                                 Boyden International Inc. (executive recruitment); and
                                                                 Trustee, 411 Technologies, LLP. (communications), and
                                                                 Director, J&M Cumming Paper Co.(paper merchandising);.
                                                                 Formerly, Director, Mentor

                                     POSITION HELD
NAME AND DATE OF BIRTH               WITH THE TRUST              PRINCIPAL OCCUPATION DURING PAST 5 YEARS
--------------------------           -------------------         -----------------------------------------------------------
                                                                 Income Fund, Inc.; Columnist, Commerce and Industry
                                                                 Association of New Jersey

Russell A. Salton, III MD            Trustee                     Medical Director, Healthcare Resource Associates, Inc.;
(DOB: 6/2/47)                                                    Former Medical Director, U.S. Health Care/Aetna Health
                                                                 Services; former Managed Health Care Consultant; and
                                                                 former President, Primary Physician Care; Formerly,
                                                                 Director, Mentor Income Fund, Inc.

Michael S. Scofield                  Chairman of the Board       Attorney, Law Offices of Michael S. Scofield; Formerly,
(DOB: 2/20/43)                       of Trustees                 Director, Mentor Income Fund, Inc.

Richard J. Shima                     Trustee                     Independent Consultant; former Chairman, Environmental
(DOB: 8/11/39)                                                   Warranty, Inc. (insurance agency); former Executive
                                                                 Consultant, Drake Beam Morin, Inc. (executive
                                                                 outplacement); Director of Hartford Hospital, Old State
                                                                 House Association, and Enhance Financial Services, Inc.;
                                                                 former Director of CTG Resources, Inc. (natural gas);
                                                                 former Director Middlesex Mutual Assurance Company; former
                                                                 Chairman, Board of Trustees, Hartford Graduate Center;
                                                                 Trustee, Greater Hartford YMCA; Formerly, Director, Mentor
                                                                 Income Fund, Inc.

Richard K. Wagoner, CFA*             Trustee                     Former Chief Investment Officer, Executive Vice President
(DOB: 12/12/37)                                                  and Head of Capital Management Group, First Union National
                                                                 Bank  (FUNB); former consultant to the Board of
                                                                 Trustees of the Evergreen Funds; former member, New
                                                                 York Stock Exchange; member, North Carolina Securities
                                                                 Traders Association; member, Financial Analysts Society.

William M. Ennis**                   President                   President and Chief Executive Officer, Evergreen Investment
(DOB: 6/26/60)                                                   Company and Chief Operating Officer, Capital Management
                                                                 Group, FUNB.

Carol Kosel***                       Treasurer                   Senior Vice President, Evergreen Investment Services, Inc.
(DOB: 12/25/63)                                                  and Treasurer, Vestaur Securities, Inc.; former Senior
                                                                 Manager, KPMG LLP.

Michael H. Koonce***                 Secretary                   Senior Vice President and General Counsel, Evergreen
(DOB: 4/20/60)                                                   Investment Services, Inc.; Senior Vice President and
                                                                 Assistant General Counsel, Wachovia Corporation; former
                                                                 Senior Vice President and General Counsel, Colonial
                                                                 Management Associates, Inc.; former Vice President and
                                                                 Counsel, Colonial Management Associates, Inc.

Nimish S. Bhatt****                  Vice President and          Vice President, Tax, BISYS Fund Services; former Assistant
(DOB: 6/6/63)                        Assistant Treasurer         Vice President, Evergreen Asset Management Company
                                                                 (EAMC)/FUNB;  former Senior Tax Consulting/Acting
                                                                 Manager, Investment Companies Group, PricewaterhouseCoopers
                                                                 LLP, New York.

Bryan Haft****                       Vice President              Team Leader, Fund Administration, BISYS Fund Services.
(DOB: 1/23/65)
*This Trustee may be considered an "interested person" of the Fund within the meaning of the 1940 Act.
** Address: 301 S. Tryon, 12th Floor, Charlotte, NC 28288
***Address: 200 Berkeley Street, Boston, MA 02116
****Address: BISYS, 3435 Stelzer Road, Columbus, Ohio 43219-8001

Trustee Compensation

     Listed below is the Trustee compensation paid by the Trust individually for the fiscal year ended June 30, 2001 and by the Trust and the eight other trusts in the Evergreen Fund complex for twelve months ended December 31, 2000. The Trustees do not receive pension or retirement benefits from the Evergreen Funds.

==============================================================================================
              Trustee          Aggregate Compensation from         Total Compensation from the
                               Trust for twelve months ended       Evergreen Fund Complex for
                                        6/30/2001*                  the twelve months ended
                                                                         12/31/2000**
----------------------------------------------------------------------------------------------
Laurence B. Ashkin***                      $502                         $82,500
----------------------------------------------------------------------------------------------
Charles A. Austin, III                    $1,115                        $88,500
----------------------------------------------------------------------------------------------
Arnold H. Dreyfuss***                      $567                         $83,000
----------------------------------------------------------------------------------------------
K. Dun Gifford                            $1,208                        $91,500
----------------------------------------------------------------------------------------------
James S. Howell****                        $438                         $38,750
----------------------------------------------------------------------------------------------
Leroy Keith, Jr.                          $1,040                        $83,000
----------------------------------------------------------------------------------------------
Gerald M. McDonnell                       $1,115                        $88,500
----------------------------------------------------------------------------------------------
Thomas L. McVerry                         $1,115                        $98,500
----------------------------------------------------------------------------------------------
Louis W. Moelchert, Jr.                   $1,040                        $83,000
----------------------------------------------------------------------------------------------
William Walt Pettit                       $1,115                        $88,500
----------------------------------------------------------------------------------------------
David M. Richardson                       $1,115                        $88,500
----------------------------------------------------------------------------------------------
Russell A. Salton, III                    $1,097                       $101,000
----------------------------------------------------------------------------------------------
Michael S. Scofield                       $1,300                       $112,000
----------------------------------------------------------------------------------------------
Richard J. Shima                          $1,040                        $83,000
----------------------------------------------------------------------------------------------
Richard K. Wagoner                        $1,115                        $88,500
==============================================================================================

*The Fund's investment advisor has agreed to waive a portion of its advisory fee in an amount equal to the Trustees' fees allocated to the SNAPsm Fund.
**Certain Trustees have elected to defer all or part of their total compensation for the twelve months ended December 31, 2000. The amounts listed below will be payable in later years to the respective Trustees:

Austin                         $26,550
Howell                         $27,125
McDonnell                      $88,500
McVerry                        $98,500
Moelchert                      $83,000
Pettit                         $88,500
Salton                         $101,000
Scofield                       $65,100

***As of January 1, 2001, Laurence B. Ashkin and Arnold H. Dreyfuss retired and became Trustees Emeriti.
**** As of January 1, 2000, James S. Howell retired and became Trustee Emeritus.

     The Agreement and Declaration of Trust of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.

                         PRINCIPAL HOLDERS OF SECURITIES

     As of October 1, 2001, the officers and Trustees of the Trust owned as a group less than one percent of the outstanding shares of the Fund. To the knowledge of the Fund, no person owned beneficially more than 5% of the outstanding shares of the Fund as of that date, except as follows:

        Arlington County                         6.97%
        2100 Clarendon Boulevard
        Suite 201
        Arlington, VA 22201

        Commonwealth of Virginia                 36.4%
        101 North 14th Street
        Richmond, VA 23219

                     INVESTMENT ADVISORY AND OTHER SERVICES

     Evergreen Investment Management Company, LLC (EIMC) acts as investment advisor to the Fund pursuant to a management contract (the "Management Contract") with the Trust. Subject to the supervision and direction of the
Trustees, EIMC, as investment advisor, manages the Fund's portfolio in accordance with the stated policies of the Fund and of the Trust. EIMC makes investment decisions for the Fund and places the purchase and sale orders for portfolio transactions. EIMC bears all expenses in connection with the performance of its services. In addition, EIMC pays the salaries of all officers and employees who are employed by it and the Trust.

     Until May 11, 2001, Evergreen Investment Management (EIM) served as investment advisor to the Fund. On that date, EIMC became the investment advisor to the Fund.

     EIMC has over $91.5 billion in assets under management and is a subsidiary of Wachovia Corporation (formerly First Union Corporation), the fourth largest bank holding company in the United States, with over $325.9 billion in consolidated assets as of 9/30/2001. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

     As compensation for EIMC's services, the Fund pays a fee, accrued daily and paid monthly, at an annual rate as follows: for the first $1 billion of assets under management, 0.08% of the average daily net assets in the Fund; for the next $1 billion under management, 0.06% of the average daily net assets in the Fund; and for any amounts over $2 billion under management, 0.04% of the average daily net assets in the Fund.

     For the fiscal years ended June 30, 2001, June 30, 2000, and June 30, 1999, the Fund paid its investment advisor $1,050,320, $884,885, and $869,437, respectively, pursuant to the Management Contract.

     EIMC provides the Trust on behalf of the Fund with investment officers who are authorized to execute purchases and sales of securities. Investment decisions for the Fund and for the other investment advisory clients of EIMC and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in EIMC's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients. EIMC employs a professional staff of portfolio managers who draw upon a variety of resources for research information for the Fund.

     The proceeds received by the Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust, including the Fund, may be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made.

     Expenses incurred in the operation of the Fund or otherwise allocated to the Fund, including but not limited to taxes, interest, brokerage fees and commissions, fees to Trustees who are not officers, directors, stockholders, or employees of First Union Securities, Inc. and subsidiaries, Securities and Exchange Commission (SEC) fees and related expenses, state Blue Sky notification and filing fees, charges of the custodian and transfer and dividend disbursing agents, outside auditing, accounting, and legal services, investor servicing fees and expenses, charges for the printing of prospectuses and SAIs for regulatory purposes or for distribution to shareholders, certain shareholder report charges, and charges relating to corporate matters, are borne by the Fund.

     The Management Contract entered into by the Trust in respect of the Fund is subject to annual approval by (i) the Trustees or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance is also approved by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or EIMC, by vote cast in person at a meeting called for the purpose of voting on such approval. The Management Contract is terminable without penalty, on not more than sixty days' notice and not less than thirty days' notice, by the Trustees, by vote of the holders of a majority of the Fund's shares, or by EIMC, as applicable.

     Evergreen Distributor, Inc. (EDI), an affiliate of BISYS Fund Services, located at 90 Park Avenue, New York, New York 10016, serves as the principal underwriter to the Fund.

     Evergreen Investment Services, Inc. (EIS), 200 Berkeley Street, Boston, Massachusetts 02116, serves as administrator to the Fund pursuant to an agreement dated June 9, 1999. Under the terms of the agreement, EIS provides administrative services to the funds within the Evergreen Family of Funds, but does not receive a fee from the SNAPsm Fund.

                                    BROKERAGE

     Transactions on U.S. stock exchanges, commodities markets, and futures markets and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund would not ordinarily pay significant brokerage commissions with respect to securities transactions.

     EIMC places all orders for the purchase and sale of portfolio investments for the Fund and buys and sells investments for the Fund through a substantial number of brokers and dealers. EIMC seeks the best overall terms available for the Fund, except to the extent EIMC may be permitted to pay higher brokerage commissions as described below. In doing so, EIMC, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")), from broker-dealers that execute portfolio transactions for the clients of such advisors and from third parties with which such broker-dealers have arrangements. Consistent with this practice, EIMC receives brokerage and research services and other similar services from many broker-dealers with which it places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services, and personal computers utilized by EIMC's managers and analysts. Where the services referred to above are not used exclusively by EIMC for research purposes, EIMC, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to its non-research use. Some of these services are of value to EIMC and its affiliates in advising various of its clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund.

     As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, EIMC may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to EIMC an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. EIMC's authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. EIMC does not currently intend to cause the Fund to make such payments. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, EIMC will use its best efforts to obtain the best overall terms available with respect to such transactions, as described above.

     Consistent with the Rules of Fair Practice of National Association of Securities Dealers Regulation, Inc. and subject to such other policies as the Trustees may determine, EIMC may consider sales of shares of the Fund (and, if permitted by law, of other Evergreen funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

                        DETERMINATION OF NET ASSET VALUE

     The Trust determines net asset value per share of the Fund twice each day the New York Stock Exchange (the "Exchange") is open, once at 12:00 noon and again at the close of regular trading on the Exchange. Currently, the Exchange is closed Saturdays, Sundays, and the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day, and Christmas Day.

     The valuation of the Fund's portfolio securities is based upon amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share, despite minor shifts in the market value of its portfolio securities. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the quoted yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based on market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he purchased shares of the Fund on that day, than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply on a day when the use of amortized cost by the Fund resulted in a higher aggregate portfolio value. However, as a result of certain procedures adopted by the Trust, the Trust believes any difference will normally be minimal.

     The valuation of the Fund's portfolio instruments at amortized cost is permitted in accordance with SEC Rule 2a-7 and certain procedures adopted by the Trustees. Under these procedures, the Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 days or less, and invest in securities determined by the Trustees to be of high quality with minimal credit risks. The Trustees have also established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of distribution, redemption and repurchase at $1.00. These procedures include review of the Fund's portfolio holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using readily available market quotations deviates from $1.00 per share, and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation may result in material dilution or is otherwise unfair to existing shareholders, they will take such corrective action as they regard as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; withholding dividends; redemption of shares in kind; or establishing a net asset value per share by using readily available market quotations.

     Since the net income of the Fund is declared as a dividend each time it is determined, the net asset value per share of the Fund remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder's investment in the Fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of the Fund in the shareholder's account on the last day of each month (or, if that day is not a business day, on the preceding business day). It is expected that the Fund's net income will be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of the Fund determined at any time is a negative amount, the Fund will offset such amount allocable to each then shareholder's account from dividends accrued during the month with respect to such account. If at the time of payment of a dividend by the Fund (either at the regular monthly dividend payment date, or, in the case of a shareholder who is withdrawing all or substantially all of the shares in an account, at the time of withdrawal), such negative amount exceeds a shareholder's accrued dividends, the Fund will reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the Fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in the Fund.

     Should the Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the Fund's income for a particular period, the Trustees would at that time consider whether to adhere to the dividend policy described above or to revise it in light of the then prevailing circumstances in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on then existing shareholders. Such expenses or losses may nevertheless result in a shareholder's receiving no dividends for the period during which the shares are held and receiving upon redemption a price per share lower than that which was paid.

                                   TAX STATUS

     The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the United States Internal Revenue Code of 1986, as amended (the "Code").

     As a regulated investment company qualifying to have its tax liability determined under Subchapter M, the Fund will not be subject to federal income tax on any of its net investment income or net capital gains that are distributed to shareholders. As a series of a Delaware business trust, the Fund will not under present law be subject to any excise or income taxes in Delaware.

     In order to qualify as a "regulated investment company," the Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other dispositions of stock, securities, or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited generally with respect to any one issuer to not more than 5% of the value of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. government securities). In order to receive the favorable tax treatment accorded regulated investment companies and their shareholders, moreover, the Fund must in general distribute annually at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year. To satisfy these requirements, the Fund may engage in investment techniques that affect the amount, timing, and character of its income and distributions.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November, or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

     The Fund is required to withhold 31% of all income dividends and capital gain distributions, and 31% of the gross proceeds of all redemptions of Fund shares, in the case of any shareholder who does not provide a correct taxpayer identification number, about whom the Fund is notified that the shareholder has under reported income in the past, or who fails to certify to the Fund that the shareholder is not subject to such withholding. Tax-exempt shareholders are not subject to these back-up withholding rules so long as they furnish the Fund with a proper certification.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions. Dividends and distributions also may be subject to state, local, foreign, and other taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state, local, or foreign taxes. The foregoing discussion relates solely to U.S. federal income tax law.

                              INDEPENDENT AUDITORS

     KPMG LLP, located at 99 High Street, Boston, Massachusetts 02110, are the Trust's independent auditors, providing audit services, tax return review, and other tax consulting services. The audited financial statements incorporated by reference into the SAI have been so incorporated in reliance upon the report of KPMG LLP, the independent auditors, given on the authority of said firm as experts in auditing and accounting.

                                    CUSTODIAN

     The custodian of the Fund, State Street Bank and Trust Company, is located at 225 Franklin Street, Boston, Massachusetts 02110. Its responsibilities include generally safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

                              FUND ACCOUNTING AGENT

     State  Street  Bank  and  Trust  Company,  225  Franklin  Street,   Boston,
Massachusetts 02110, maintains the books and records of the Fund.

                             PERFORMANCE INFORMATION

     The yield of the Fund is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share of the Fund over the base period, and multiplying the net change by 365/7 (or approximately 52 weeks). The Fund's effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result. Based on the seven-day period ended June 30, 2001, the Fund's yield was 4.12% and its effective yield was 4.21%.

     All data for the Fund is based on past performance and does not predict future results. Investment performance, which will vary, is based on many factors, including market conditions, the composition of the Fund's portfolio, and the Fund's operating expenses. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. These factors should be considered when comparing the Fund's investment results to those of other mutual funds and other investment vehicles. The Fund's yield does not reflect any expenses incurred by the Commonwealth of Virginia State Non-Arbitrage Program, through which shares of the Fund are currently being offered (the "SNAPSM Program"), or by participants in the SNAPsm program.

                              SHAREHOLDER LIABILITY

     Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation of personal liability extended to stockholders of Delaware corporations. As a result, to the extent that the Trust or a shareholder is subject to the jurisdiction of courts in other states, the courts may not apply Delaware law, and may thereby subject shareholders of a Delaware trust to liability. To guard against this risk, the Declaration of Trust:(a) provides that any written obligation of the Trust may contain a statement that such obligation may only be enforced against the assets of the Trust; however, the omission of such a disclaimer will not operate to create personal liability for any shareholder; and (b) provides for indemnification out of Trust property of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder of the Trust incurring financial loss beyond that shareholder's investment because of shareholder liability is limited to circumstances in which: (i) a court refuses to apply Delaware law; (ii) no contractual limitation of liability was in effect; and (iii) the Trust itself would be unable to meet its obligations. In view of Delaware law, the nature of the Trust's business, and the nature of its assets, the risk of personal liability to a shareholder of the Trust is remote.

                                     RATINGS

A-1 And Prime-1 Commercial Paper Ratings

     The rating A-1 (including A-1+) is the highest commercial paper rating assigned by Standard & Poor's Ratings Services (S&P). Commercial paper rated A-1 by S&P has the following characteristics:

o        liquidity ratios are adequate to meet cash requirements;

o        long-term senior debt is rated "A" or better;

o        the issuer has access to at least two additional channels of borrowing;

o basic earnings and cash flow have an upward trend with allowance made for unusual circumstances;

o typically, the issuer's industry is well established and the issuer has a strong position within the industry; and

o        the reliability and quality of management are unquestioned.

Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated A-1, A-2 or A-3. Issues rated A-1 that are determined by S&P to have overwhelming safety characteristics are designated A-1+.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. (Moody's). Among the factors considered by Moody's in assigning ratings are the following:

o        evaluation of the management of the issuer;

o economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

o evaluation of the issuer's products in relation to competition and customer acceptance;

o        liquidity;

o        amount and quality of long-term debt;

o        trend of earnings over a period of ten years;

o financial strength of parent company and the relationships which exist with the issuer; and

o recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

                              FINANCIAL STATEMENTS

     The Independent Auditors' Report, financial highlights, and financial statements with respect to the Fund are incorporated by reference to the Fund's Annual Report for the fiscal year ended June 30, 2001, a copy of which may be obtained without charge by calling 1-800-570-SNAP.

                                                        (SEC File No: 811-08405)

                       EVERGREEN SELECT MONEY MARKET TRUST

                                     PART C

                                OTHER INFORMATION

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on October 8, 1997

(b)       By-laws                                                Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 16
                                                                 Filed on April 27, 2001

(c)       Provisions  of  instruments  defining  the rights      Included as part of Exhibits  1 and 2 of
          of  holders of the  securities  being  registered      Registrant's  Pre-Effective  Amendment  No.  1
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,        are  contained  in  the Declaration of Trust
          VII, VIII and By-laws Articles II, III and VIII        Filed on October 8, 1997


(d)       Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 18
          Investment Management Company, LLC                     Filed on June 28, 2001

(e)(1)    Administrative Class Principal Underwriting Agreement  Incorporated by reference to between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(e)(2)    Institutional Service Class Principal Underwriting     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(e)(3)    Investor Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(4)    Participant Class Principal Underwriting Agreement     Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(5)    Reserve Class Principal Underwriting Agreement         Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(e)(6)    Resource Class Principal Underwriting Agreement        Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 20, 1997

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to
          and State Street Bank and Trust Company                Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(g)(2)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 8
          Company (Select U.S. Government Fund)                  Filed on September 29, 1999

(g)(3)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 13
          Company (Cash Management Money Market Fund,            Filed on November 15, 2000
          Cash Management Municipal Money Market Fund,
          Cash Management U.S. Government Money Market Fund)

(g)(4)    Letter Amendment to Custodian Agreement between        Incorporated by reference to Registrant's
          Registrant and State Street Bank and Trust             Post-Effective Amendment No. 12
          Company (SNAP Fund)                                    Filed on October 26, 2000


(h)(1)    Administrative Services Agreement between              Incorporated by reference to
          the Registrant and Evergreen Investment                Registrant's Post-Effective Amendment No. 17
          Services, Inc.                                         Filed on May 14, 2001

(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to
          Registrant and Evergreen Service Company, LLC          Registrant's Post-Effective Amendment No. 2
                                                                 Filed on May 29, 1998

(h)(3)    Transfer Agent Agreement between the Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and State Street          Post-Effective Amendment No. 16
          Bank and Trust Company                                 Filed on April 27, 2001

(h)(4)    Sub-Transfer Agent Agreement between Registrant,       Incorporated by reference to Registrant's
          on behalf of SNAP Fund only, and Evergreen             Post-Effective Amendment No. 16
          Service Company, LLC                                   Filed on April 27, 2001

(h)(5)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to Registrant's
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 13
          Company, LLC (Evergreen Cash Management Money Market   Filed on November 15, 2000
          Fund, Evergreen Cash Management Municipal Money
          Market Fund, Evergreen Cash Management U.S.
          Government Money Market Fund)

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to Registrant's
          (re: SNAP)                                             Post-Effective Amendment No. 7
                                                                 Filed on August 17, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Registrant's
            Evergreen Institutional Money Market Fund            Post-Effective Amendment No. 18
            Evergreen Institutional Municipal Money Market Fund  Filed on June 28, 2001
            Evergreen Institutional Treasury Money Market Fund
            Evergreen Institutional U.S. Government Money Market Fund
            Evergreen Institutional 100% Treasury Money Market Fund

(j)(3)    Consent of KPMG LLP                                    Contained herein
            SNAP Fund

(k)       Not applicable

(l)       Not applicable

(m)(1)    Administrative Class 12b-1 Distribution Plan           Incorporated by reference to
          between the Registrant and Evergreen Distributor, Inc. Registrant's Post-Effective Amendment No. 17
                                                                 Filed on May 14, 2001

(m)(2)    Institutional Service 12b-1 Distribution Plan          Incorporated by reference to
          Agreement between the Registrant and Evergreen         Registrant's Post-Effective Amendment No. 13
          Distributor, Inc.                                      Filed on November 15, 2000

(m)(3)    Investor Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(4)    Participant Class 12b-1 Distribution Plan              Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(5)    Reserve Class 12b-1 Distribution Plan                  Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(m)(6)    Resource Class 12b-1 Distribution Plan                 Incorporated by reference to
          between the Registrant and Evergreen                   Registrant's Post-Effective Amendment No. 17
          Distributor, Inc.                                      Filed on May 14, 2001

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein.

(p)       Code of Ethics                                         Contained herein.

(q)       Powers of Attorney                                     Contained herein.


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions. Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions  for the  indemnification  of  Evergreen  Investment  Management
Company,  LLC,  the  Registrant's   Investment  Advisor  are  contained  in  the
Investment Advisory and Management Agreement.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the  indemnification of Evergreen Service Company,  LLC, the
Registrant's   transfer  agent,   are  contained  in  the  Master  Transfer  and
Recordkeeping Agreement between Evergreen Service Company and the Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal executive officers of First Union National Bank are:

G. Kennedy Thompson                Chairman, Wachovia Corporation and First
                                   Union National Bank, Chief Executive Officer,
                                   President and Director, Wachovia
                                   Corporation and First Union National Bank

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, Wachovia Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President, First Union National Bank

         All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Dennis Sheehan                     Director, Chief Financial Officer

William J. Tomko                   President

Kevin J. Dell                      Vice President, General Counsel and Secretary

     Messrs. Tomko, Sheehan Dell and Mangum are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

               Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 25th day of October, 2001.

                                         EVERGREEN SELECT MONEY MARKET TRUST

                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 25th day of October, 2001.


/s/ William M. Ennis              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
William M. Ennis*                  Michael H. Koonce                 Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Operating Officer)                                            (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell           /s/ Thomas L. McVerry             /s/ Louis M. Moelchert, Jr.
-----------------------------    -----------------------------     -------------------------------
Gerald M. McDonnell*             Thomas L. McVerry*                Louis M. Moelchert, Jr.*
Trustee                          Trustee                           Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson           /s/ Russell A. Salton, III MD
------------------------------   ------------------------------    -------------------------------
Michael S. Scofield*              David M. Richardson*              Russell A. Salton, III MD*
Chairman of the Board             Trustee                           Trustee
and Trustee


/s/ Leroy Keith, Jr.              /s/ Richard J. Shima              /s/ Richard K. Wagoner
------------------------------   ------------------------------    ---------------------------
Leroy Keith, Jr.*                Richard J. Shima*                 Richard K. Wagoner*
Trustee                          Trustee                           Trustee


*By: /s/ LLoyd Lipsett

-------------------------------
Lloyd Lipsett
Attorney-in-Fact

*Lloyd Lipsett, by signing his name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                                INDEX TO EXHIBITS

Exhibit
Number    Exhibit

------    -------

(j)(3)    Consent of KPMG LLP
             SNAP Fund

(o)       Multiple Class Plan

(p)       Code of Ethics

(q)       Powers of Attorney